Schedule of Investments

July 31, 2020 (Unaudited)

Schedule of Investments LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Common Stock (99.6%)
Aerospace & Defense (2.0%)
Huntington Ingalls Industries	1,400	$243
Lockheed Martin	700	265
Northrop Grumman	800	260
Raytheon	5,000	284

		1,052

Agricultural Products (0.4%)
Ingredion	2,700	233

Asset Management & Custody Banks (0.5%)
Bank of New York Mellon	7,000	251

Automotive (0.7%)
Toyota Motor ADR	3,100	370

Automotive Retail (2.1%)
AutoZone*	900	1,087

Banks (3.6%)
Bank of Montreal	4,100	224
Bank of Nova Scotia	4,500	185
Canadian Imperial Bank of Commerce	4,500	312
JPMorgan Chase	4,400	425
PNC Financial Services Group	3,300	352
US Bancorp	10,400	383

		1,881

Biotechnology (3.5%)
Alexion Pharmaceuticals*	1,500	154
Amgen	4,000	979
Gilead Sciences	7,600	528
Regeneron Pharmaceuticals*	300	189

		1,850

Building Products (0.1%)
Carrier Global	2,100	57

Cable & Satellite (0.4%)
Cogeco Communications	2,900	221

Commercial Services (2.7%)
CSG Systems International	9,600	404
Western Union	40,800	991

		1,395

Computers & Peripherals (0.4%)
Canon ADR	13,800	223

Computers & Services (5.3%)
Apple	1,300	552

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Computers & Services (continued)
eBay	10,200	$564
Oracle	29,700	1,647

		2,763

Consumer Staples (1.0%)
Kimberly-Clark	3,600	547

Diversified REITs (0.4%)
VEREIT	34,200	223

Drug Retail (0.5%)
Walgreens Boots Alliance	6,500	265

Electric Utilities (1.1%)
Evergy	8,500	551

Electrical Services (6.2%)
Edison International	9,200	512
Entergy	8,100	852
Exelon	29,400	1,135
FirstEnergy	4,900	142
PPL	12,600	335
Public Service Enterprise Group	5,300	297

		3,273

Environmental & Facilities Services (2.1%)
Republic Services, Cl A	6,300	550
Waste Management	5,100	559

		1,109

Food, Beverage & Tobacco (6.2%)
Altria Group	18,200	749
General Mills	7,600	481
JM Smucker	8,600	940
Kellogg	4,800	331
Tyson Foods, Cl A	12,200	750

		3,251

General Merchandise Stores (4.1%)
Canadian Tire, Cl A	4,000	369
Target	14,000	1,762

		2,131

Health Care Facilities (1.3%)
HCA Holdings	2,900	367
Universal Health Services, Cl B	3,000	330

		697

Health Care REITs (0.3%)
National Health Investors	2,900	180

Health Care Services (1.1%)
CVS Health	4,540	286

Schedule of Investments

July 31, 2020 (Unaudited)

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Health Care Services (continued)
Quest Diagnostics	2,300	$292

		578

Homebuilding (0.6%)
DR Horton	4,700	311

Industrial Machinery (0.9%)
Otis Worldwide	1,050	66
Snap-on	2,700	394

		460

Insurance (7.1%)
Aflac	7,800	278
Allstate	10,100	953
American Financial Group	4,700	286
Assured Guaranty	8,500	186
Berkshire Hathaway, Cl B*	6,100	1,194
CNA Financial	9,200	306
Loblaw	10,100	524

		3,727

IT Consulting & Other Services (4.8%)
Amdocs	19,500	1,211
CACI International, Cl A*	1,800	374
International Business Machines	7,700	947

		2,532

Machinery (1.8%)
Allison Transmission Holdings	13,000	485
Cummins	2,400	464

		949

Media & Entertainment (2.4%)
Comcast, Cl A	28,900	1,237

Mortgage REITs (1.6%)
Annaly Capital Management	56,200	417
Chimera Investment	19,500	175
Starwood Property Trust	14,800	221

		813

Office REITs (1.1%)
Brandywine Realty Trust	27,900	302
Piedmont Office Realty Trust, Cl A	18,200	295

		597

Packaged Foods & Meats (0.9%)
Kraft Heinz	13,500	464

Paper Packaging (1.0%)
Sealed Air	7,200	257

LSV U.S. Managed Volatility Fund

	Shares	Value (000)
Paper Packaging (continued)
Sonoco Products	4,700	$243

		500

Petroleum & Fuel Products (1.0%)
Phillips 66	8,100	502

Pharmaceuticals (11.2%)
Bristol-Myers Squibb	9,600	563
GlaxoSmithKline ADR	14,900	601
Johnson & Johnson	11,100	1,618
Merck	19,930	1,599
Pfizer	29,700	1,143
Sanofi ADR	6,200	325

		5,849

Retail (2.9%)
Kroger	27,600	960
Walmart	4,200	544

		1,504

Retail REITs (0.4%)
Retail Properties of America, Cl A	29,400	187

Semi-Conductors/Instruments (2.6%)
Intel	28,300	1,351

Specialized REITs (0.5%)
Iron Mountain	9,600	271

Telephones & Telecommunications (12.4%)
AT&T	40,100	1,186
China Telecom ADR	8,400	249
Cisco Systems	32,200	1,517
F5 Networks*	2,300	313
Juniper Networks	11,800	299
Motorola Solutions	1,200	168
Nippon Telegraph & Telephone ADR	30,100	696
TELUS	14,200	246
Verizon Communications	31,500	1,811

		6,485

Wireless Telecommunication Services (0.4%)
China Mobile ADR	5,800	197

TOTAL COMMON STOCK (Cost $51,097)		52,124

Schedule of Investments

July 31, 2020 (Unaudited)

LSV U.S. Managed Volatility Fund
	Face Amount (000)	Value (000)
Repurchase Agreement (0.2%)
South Street Securities 0.040%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $118 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $61, 0.000% - 1.500%, 10/08/2020 - 06/30/2025; total market value $120)	$118	$118

TOTAL REPURCHASE AGREEMENT (Cost $118)		118

Total Investments – 99.8% (Cost $51,215)		$52,242

Percentages are based on Net Assets of $52,356 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,124	$—	$—	$52,124
Repurchase Agreement	—	118	—	118

Total Investments in Securities	$52,124	$118	$—	$52,242

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-007-1300

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